Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Communication Services (3.0%)
*	Live Nation Entertainment Inc.	147,075	10,267
	Cable One Inc.	3,295	5,058
	New York Times Co. Class A	151,953	4,900
	World Wrestling Entertainment Inc. Class A	50,336	3,122
*	Yelp Inc. Class A	68,407	2,372
	Cinemark Holdings Inc.	50,773	1,720
	John Wiley & Sons Inc. Class A	29,827	1,410
*	AMC Networks Inc. Class A	22,899	880
			29,729
Consumer Discretionary (12.9%)
	Domino's Pizza Inc.	43,613	12,835
	Pool Corp.	42,220	8,716
	Service Corp. International	192,875	8,490
*	Five Below Inc.	58,859	7,281
	Wyndham Hotels & Resorts Inc.	101,939	5,905
	Gentex Corp.	196,662	5,585
*	Deckers Outdoor Corp.	30,566	5,141
	Churchill Downs Inc.	37,672	4,898
*	Etsy Inc.	100,715	4,370
*	Helen of Troy Ltd.	26,572	4,289
	Wendy's Co.	195,246	4,186
	Dunkin' Brands Group Inc.	51,650	3,954
*,^	Ollie's Bargain Outlet Holdings Inc.	57,877	3,785
*,^	Eldorado Resorts Inc.	69,137	3,700
*	Grubhub Inc.	76,379	3,293
	Wyndham Destinations Inc.	63,445	3,077
	Williams-Sonoma Inc.	43,038	2,987
	Texas Roadhouse Inc. Class A	44,990	2,605
	Carter's Inc.	24,148	2,495
*	Tempur Sealy International Inc.	27,288	2,316
	Foot Locker Inc.	56,890	2,278
	Aaron's Inc.	37,888	2,213
^	Cracker Barrel Old Country Store Inc.	13,996	2,152
*	WW International Inc.	49,145	2,127
*,^	Mattel Inc.	179,191	2,097
*	Adtalem Global Education Inc.	58,128	1,961
*	Urban Outfitters Inc.	74,651	1,916
	Brinker International Inc.	39,688	1,778
	Six Flags Entertainment Corp.	39,023	1,697
*	Scientific Games Corp.	57,175	1,564
*	Penn National Gaming Inc.	66,859	1,540
*	Sally Beauty Holdings Inc.	80,374	1,481
	Jack in the Box Inc.	15,765	1,250
	Cheesecake Factory Inc.	21,728	948
	Papa John's International Inc.	11,833	749
			125,659
Consumer Staples (2.1%)
*	Post Holdings Inc.	72,641	7,671

* Boston Beer Co. Inc. Class A	9,721	3,736
Lancaster Colony Corp.	20,949	3,311
Flowers Foods Inc.	101,855	2,193
Energizer Holdings Inc.	34,587	1,725
* Edgewell Personal Care Co.	28,088	875
Tootsie Roll Industries Inc.	17,843	613
		20,124
Energy (1.5%)
Murphy Oil Corp.	162,883	3,748
Equitrans Midstream Corp.	215,927	2,153
PBF Energy Inc. Class A	49,614	1,553
* Transocean Ltd.	279,980	1,394
* CNX Resources Corp.	198,508	1,372
Core Laboratories NV	26,293	1,152
* Apergy Corp.	41,810	1,068
* Matador Resources Co.	74,271	1,046
* Southwestern Energy Co.	263,371	479
^ Antero Midstream Corp.	79,115	362
* Chesapeake Energy Corp.	584,686	348
		14,675
Financials (9.2%)
FactSet Research Systems Inc.	40,461	10,506
Brown & Brown Inc.	246,945	9,320
Primerica Inc.	44,287	5,927
First Financial Bankshares Inc.	143,572	4,963
SEI Investments Co.	73,843	4,765
Commerce Bancshares Inc.	66,902	4,485
Signature Bank	34,713	4,282
SLM Corp.	450,703	3,845
FirstCash Inc.	45,469	3,676
East West Bancorp Inc.	76,780	3,518
Eaton Vance Corp.	72,979	3,443
UMB Financial Corp.	45,700	3,074
* LendingTree Inc.	8,111	2,924
Selective Insurance Group Inc.	40,842	2,705
Interactive Brokers Group Inc.	55,234	2,675
Hanover Insurance Group Inc.	17,582	2,390
Sterling Bancorp	108,586	2,217
Kemper Corp.	28,499	2,107
FNB Corp.	158,162	1,964
Bank of Hawaii Corp.	20,208	1,821
Federated Investors Inc. Class B	48,834	1,637
BancorpSouth Bank	47,566	1,479
Evercore Inc. Class A	18,989	1,469
Home BancShares Inc.	74,178	1,396
* Green Dot Corp. Class A	50,457	1,199
* Genworth Financial Inc. Class A	239,705	949
Mercury General Corp.	13,197	646
RLI Corp.	463	42
		89,424
Health Care (16.2%)
STERIS plc	89,581	13,539
West Pharmaceutical Services Inc.	78,017	11,471
* Molina Healthcare Inc.	66,327	8,987
Bio-Techne Corp.	40,262	8,787
* Bio-Rad Laboratories Inc. Class A	22,733	8,397

* Masimo Corp.	51,886	8,046
Hill-Rom Holdings Inc.	70,662	7,576
Encompass Health Corp.	104,318	7,376
Chemed Corp.	16,839	7,241
* PRA Health Sciences Inc.	66,404	7,225
* Haemonetics Corp.	53,690	6,475
* Penumbra Inc.	33,847	5,988
* Amedisys Inc.	34,052	5,549
* HealthEquity Inc.	74,741	4,700
* Integra LifeSciences Holdings Corp.	75,135	4,583
* Catalent Inc.	88,090	4,580
* Globus Medical Inc.	81,119	4,539
* Repligen Corp.	49,083	4,356
* LivaNova plc	51,215	4,290
* Charles River Laboratories International Inc.	28,926	4,202
* NuVasive Inc.	55,082	3,979
* ICU Medical Inc.	20,341	3,814
* Exelixis Inc.	163,495	2,719
* Ligand Pharmaceuticals Inc.	18,585	2,100
* Syneos Health Inc.	38,114	2,093
* Avanos Medical Inc.	50,494	1,750
* Tenet Healthcare Corp.	49,268	1,586
Cantel Medical Corp.	18,282	1,406
		157,354
Industrials (14.2%)
Lennox International Inc.	37,268	9,535
Old Dominion Freight Line Inc.	45,349	8,688
Woodward Inc.	59,518	6,951
ITT Inc.	93,036	6,492
* Teledyne Technologies Inc.	18,852	6,447
Curtiss-Wright Corp.	45,187	6,205
Carlisle Cos. Inc.	38,309	5,976
Toro Co.	68,821	5,380
Hubbell Inc. Class B	35,090	5,159
Graco Inc.	104,051	5,027
Donaldson Co. Inc.	87,632	4,914
MSA Safety Inc.	37,659	4,667
* Axon Enterprise Inc.	62,712	4,628
Nordson Corp.	23,285	3,861
* ASGN Inc.	55,986	3,752
* Trex Co. Inc.	40,192	3,459
* XPO Logistics Inc.	40,975	3,388
* Genesee & Wyoming Inc. Class A	29,956	3,339
Lincoln Electric Holdings Inc.	34,653	3,197
Insperity Inc.	40,973	3,187
Kennametal Inc.	87,274	3,040
Landstar System Inc.	26,843	2,991
Crane Co.	31,818	2,643
Brink's Co.	28,045	2,608
* Clean Harbors Inc.	31,547	2,607
* Mercury Systems Inc.	35,222	2,580
Tetra Tech Inc.	28,340	2,502
* Kirby Corp.	28,528	2,407
EnerSys	30,124	2,114
KAR Auction Services Inc.	98,884	2,088
* FTI Consulting Inc.	19,070	2,079
Regal Beloit Corp.	23,079	1,886

MSC Industrial Direct Co. Inc. Class A	25,247	1,853
GATX Corp.	16,625	1,344
Healthcare Services Group Inc.	43,142	1,085
* NOW Inc.	51,780	581
		138,660
Information Technology (19.4%)
* Zebra Technologies Corp.	57,241	14,364
* Tyler Technologies Inc.	40,811	11,842
* Fair Isaac Corp.	30,562	11,239
* Trimble Inc.	266,279	10,792
* WEX Inc.	45,760	9,204
Cypress Semiconductor Corp.	390,645	9,161
* PTC Inc.	109,608	8,396
Teradyne Inc.	111,513	6,980
Monolithic Power Systems Inc.	42,513	6,831
Sabre Corp.	289,411	6,492
* Ciena Corp.	163,993	6,225
Universal Display Corp.	29,614	5,752
National Instruments Corp.	125,497	5,286
MAXIMUS Inc.	67,533	5,041
* Cree Inc.	113,217	5,005
* Silicon Laboratories Inc.	45,873	4,859
j2 Global Inc.	49,182	4,772
Littelfuse Inc.	25,988	4,714
* ACI Worldwide Inc.	123,523	4,632
* Ceridian HCM Holding Inc.	75,450	4,554
Cognex Corp.	88,503	4,441
* Manhattan Associates Inc.	46,973	3,923
* LiveRamp Holdings Inc.	71,586	3,586
* CoreLogic Inc.	84,809	3,514
* Semtech Corp.	70,412	3,412
* Teradata Corp.	120,757	3,207
* Lumentum Holdings Inc.	42,321	3,117
CDK Global Inc.	52,591	2,816
* SolarEdge Technologies Inc.	33,508	2,735
Blackbaud Inc.	32,266	2,674
* ViaSat Inc.	30,491	2,241
* CommVault Systems Inc.	43,991	2,227
KBR Inc.	70,412	2,096
* Synaptics Inc.	19,505	1,115
InterDigital Inc.	19,437	1,104
Plantronics Inc.	19,917	505
		188,854
Materials (4.3%)
RPM International Inc.	137,131	10,111
Royal Gold Inc.	44,406	5,207
AptarGroup Inc.	37,278	4,180
* Allegheny Technologies Inc.	133,435	3,077
Chemours Co.	173,020	2,732
Scotts Miracle-Gro Co.	26,689	2,698
NewMarket Corp.	5,158	2,548
* Ingevity Corp.	25,251	2,280
Eagle Materials Inc.	22,682	2,087
Valvoline Inc.	83,651	1,895
Louisiana-Pacific Corp.	56,256	1,669
Cabot Corp.	34,247	1,609

Sensient Technologies Corp.	21,051	1,332
Greif Inc. Class A	12,495	539
		41,964
Real Estate (12.8%)
Medical Properties Trust Inc.	524,941	10,898
National Retail Properties Inc.	181,560	10,120
Omega Healthcare Investors Inc.	229,065	9,628
CyrusOne Inc.	119,716	7,458
American Campus Communities Inc.	145,310	6,981
Camden Property Trust	60,460	6,744
Liberty Property Trust	91,756	5,654
EastGroup Properties Inc.	39,712	5,408
Life Storage Inc.	49,326	5,402
Lamar Advertising Co. Class A	53,613	4,473
Douglas Emmett Inc.	90,659	3,995
EPR Properties	54,174	3,842
First Industrial Realty Trust Inc.	87,013	3,705
JBG SMITH Properties	87,444	3,487
Brixmor Property Group Inc.	154,458	3,389
Park Hotels & Resorts Inc.	141,752	3,352
Spirit Realty Capital Inc.	60,155	3,152
Cousins Properties Inc.	76,110	3,082
Healthcare Realty Trust Inc.	80,704	2,679
CoreSite Realty Corp.	23,426	2,656
Highwoods Properties Inc.	52,693	2,558
Rayonier Inc.	80,944	2,479
Weingarten Realty Investors	75,524	2,405
PS Business Parks Inc.	12,080	2,133
Pebblebrook Hotel Trust	64,981	1,702
Uniti Group Inc.	204,413	1,374
Mack-Cali Realty Corp.	62,296	1,333
Urban Edge Properties	60,917	1,263
Taubman Centers Inc.	38,221	1,241
CoreCivic Inc.	60,500	917
GEO Group Inc.	53,889	747
^ Tanger Factory Outlet Centers Inc.	41,562	633
		124,890
Utilities (4.2%)
UGI Corp.	221,021	9,625
OGE Energy Corp.	118,520	4,985
Black Hills Corp.	64,560	4,943
Aqua America Inc.	104,932	4,645
National Fuel Gas Co.	91,351	4,113
IDACORP Inc.	30,402	3,194
ONE Gas Inc.	29,022	2,579
Hawaiian Electric Industries Inc.	56,511	2,468
NorthWestern Corp.	30,963	2,216
Spire Inc.	23,661	1,832
		40,600
Total Common Stocks (Cost $852,782)		971,933

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	1.841%		35,128	3,513

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.669%	1/9/20	150	150
Total Temporary Cash Investments (Cost $3,662)				3,663
Total Investments (100.2%) (Cost $856,444)				975,596
Other Assets and Liabilities-Net (-0.2%)3				(2,155)
Net Assets (100%)				973,441

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,874,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $4,013,000 was received for securities on loan.
4 Securities with a value of $59,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2019	7	1,407	88

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net

S&P Mid-Cap 400 Growth Index Fund

asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

S&P Mid-Cap 400 Growth Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	971,933	—	—
Temporary Cash Investments	3,513	150	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	975,431	150	—
1 Represents variation margin on the last day of the reporting period.